Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	ETF Managers Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Dec. 20, 2017
Document Effective Date	Dec. 26, 2017
Prospectus Date	Dec. 26, 2017
ETFMG Alternative Harvest ETF | ETFMG Alternative Harvest ETF
Prospectus:
Trading Symbol	MJX